Summary of Significant Accounting Policies - Equity Method Investments Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Equity-method investments
Balance	$ 114,462	[1]
Contributions	93	[2]	310	[2]	382	[2]
Balance	109,817	[1]	114,462	[1]
Third Parties [Member]
Equity-method investments
Acquisition of additional 9.6% interest from third party	301,957	[2]	18,047	[2]
Fort Union [Member]
Equity-method investments
Balance	21,428	[3]	20,060	[3]
Investment earnings, net of amortization	6,067	[3]	5,723	[3]
Contributions			310	[3]
Distributions	(5,227)	[3]	(4,665)	[3]
Balance	22,268	[3]	21,428	[3]
Table Text Block Supplement Abstract
Ownership interest	14.81%	[3]
Approval Percentage	65.00%	[3]
White Cliffs [Member]
Equity-method investments
Balance	18,978	[4]	1,284	[4]
Investment earnings, net of amortization	4,023	[4]	917	[4]
Contributions	93	[4]
Distributions	(5,384)	[4]	(1,270)	[4]
Balance	17,710	[4]	18,978	[4]
Table Text Block Supplement Abstract
Ownership interest	10.00%	[4]
Approval Percentage	75.00%	[4]
White Cliffs [Member] | Third Parties [Member]
Equity-method investments
Acquisition of additional 9.6% interest from third party			18,047	[4]
Table Text Block Supplement Abstract
Ownership interest	9.60%	[4]
Rendezvous [Member]
Equity-method investments
Balance	74,056	[5]	78,216	[5]
Investment earnings, net of amortization	1,171	[5]	988	[5]
Distributions	(5,388)	[5]	(5,038)	[5]
Other			(110)	[5]
Balance	$ 69,839	[5]	$ 74,056	[5]
Table Text Block Supplement Abstract
Ownership interest	22.00%	[5]

[1]	Financial information as of December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information as of December 31, 2010, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[2]	Financial information for the year ended December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information for the years ended December 31, 2010 and 2009, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[3]	The Partnership has a 14.81% interest in Fort Union, a joint venture which owns a gathering pipeline and treating facilities in the Powder River Basin. Anadarko is the construction manager and physical operator of the Fort Union facilities. Certain business decisions, including, but not limited to, decisions with respect to significant expenditures or contractual commitments, annual budgets, material financings, dispositions of assets or amending the owners’ firm gathering agreements, require 65% or unanimous approval of the owners. Each of the joint venture members has pledged its respective equity interest to the administrative agent of Fort Union’s credit agreement.
[4]	The Partnership has a 10% interest in White Cliffs, a limited liability company which owns a crude oil pipeline that originates in Platteville, Colorado and terminates in Cushing, Oklahoma and became operational in June 2009. The third-party majority owner is the manager of the White Cliffs operations. Certain business decisions, including, but not limited to, approval of annual budgets and decisions with respect to significant expenditures, contractual commitments, acquisitions, material financings, dispositions of assets or admitting new members, require more than 75% approval of the members.
[5]	The Partnership has a 22% interest in Rendezvous, a limited liability company that operates gas gathering facilities in southwestern Wyoming. Certain business decisions, including, but not limited to, decisions with respect to significant expenditures or contractual commitments, annual budgets, material financings, dispositions of assets or amending the members’ gas servicing agreements, require unanimous approval of the members.